3. GOING CONCERN (Details Narrative) (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Going Concern Details Narrative
Net loss	$ (763,677)	$ (12,013,011)	$ 12,776,688